April 8, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE: Capital Management Investment Trust (the "Trust"); File Nos. 33-85242 and 811-8822) on behalf of The Capital Management Mid-Cap Fund


Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post Effective Amendment No. 5 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically on March 31, 1998.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III
Secretary